SHARE-BASED COMPENSATION- Assumptions Used to Value the Company's Options Grants (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Risk-free interest rate Minimum	1.68%	2.53%
Risk-free interest rate Maximum	2.47%	2.60%
Expected term (in years)	6 years	6 years
Expected volatility Minimum	39.91%	40.87%
Expected volatility Maximum	41.29%	41.81%
Expected forfeiture rate (post-vesting)		5.00%
Fair value of the underlying shares on the date of options grants (US$)		$ 0.81
Fair value of share option (US$)		0.40
Maximum [Member]
Exercise price (USD)	$ 0.7	$ 0.4
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	5.00%
Fair value of the underlying shares on the date of options grants (US$)	$ 1.42
Fair value of share option (US$)	1.32
Minimum [Member]
Exercise price (USD)	$ 0.1	$ 0.1
Exercise multiple	2.2	2.2
Expected forfeiture rate (post-vesting)	0.00%
Fair value of the underlying shares on the date of options grants (US$)	$ 0.46
Fair value of share option (US$)	$ 0.11